Borrowings and lease liabilities, Summary (Details)	12 Months Ended
Jun. 30, 2023 Subsidary
Mining Hardware Finance [Member]
Borrowings [Abstract]
Number of subsidiaries entered into separate limited recourse equipment finance and security agreements	3
Lease Liabilities [Member] | Prince George, British Columbia, Canada [Member]
Borrowings [Abstract]
Lease term	30 years
Lease Liabilities [Member] | Sydney, Australia [Member]
Borrowings [Abstract]
Lease term	3 years
Lease Liabilities [Member] | Vancouver, British Columbia, Canada [Member]
Borrowings [Abstract]
Lease term	5 years